Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Internal Revenue Service issued a determination letter dated October 6, 2020 stating that the Plan was in accordance with the applicable plan design requirements as of that date. Since the date of the determination letter, the Plan has been amended. The Plan Administrator believes the Plan, as adopted and amended, is designed and operating in compliance with the applicable requirements of the Code and, therefore, the Plan remains qualified and tax-exempt for the periods presented.
U.S GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that, more likely than not, would be sustained upon examination by the U.S. federal, state or local tax authorities. As of December 31, 2025 and 2024, management has concluded that there were no uncertain tax positions taken that require recognition of a liability (or asset) in the accompanying financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.